Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Entity File Number	001-38882
Entity Registrant Name	HeadHunter Group PLC
Entity Incorporation, State or Country Code	G4
Entity Address, Address Line One	9/10 Godovikova St.
Entity Address, City or Town	Moscow
Entity Address, Postal Zip Code	129085
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Document Accounting Standard	International Financial Reporting Standards
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Central Index Key	0001721181
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
ICFR Auditor Attestation Flag	true
Entity Address, Country	RU
Title of 12(b) Security	Ordinary shares, nominal value €0.002 per share*
Trading Symbol	HHR
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	50,635,720
Auditor Name	JSC “KPMG”
Auditor Firm ID	3055
Auditor Location	Moscow, Russia
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	9/10 Godovikova St.
Entity Address, City or Town	Moscow
Entity Address, Postal Zip Code	129085
Entity Address, Country	RU
Contact Personnel Name	Mikhail Zhukov
City Area Code	+7
Local Phone Number	495 974 6427